GENERAL DESCRIPTION AND OPERATION OF THE PLAN (Details) - EBP 013	12 Months Ended
	Dec. 31, 2025 USD ($) note yr	Dec. 31, 2024 USD ($)
EBP, Description of Plan [Line Items]
Eligibility period for contributing to plan	90 days
Vesting service period	2 years
Participant contributions, minimum contribution percentage of eligible pre-tax earnings	1.00%
Participant contributions, maximum contribution percentage of eligible pre-tax earnings	50.00%
Automatic deferral rate	3.00%
Eligibility period to receive matching contributions	1 year
Matching percentage	50.00%
Participant compensation matched, percentage	4.00%
Minimum age to receive employer retirement contributions | yr	40
Maximum participant investment in employer fund, percentage	10.00%
Dividends paid	$ 0
Forfeiture credits	181,542	$ 651
Minimum borrowing, amount	1,000
Maximum borrowing, amount	$ 50,000
Maximum borrowing, to total account, percentage	50.00%
Maximum number of participant notes outstanding at any time | note	2
Basis spread on variable rate	1.00%
Participant loan, interest rate	7.75%	8.50%
Minimum
EBP, Description of Plan [Line Items]
Employer retirement contributions, percentage	1.00%
Participant loan, interest rate	4.25%
Maximum
EBP, Description of Plan [Line Items]
Employer retirement contributions, percentage	2.00%
Participant loan, interest rate	10.50%